TURNER GLOBAL OPPORTUNITIES FUND

                              Institutional Class

                                 Investor Class

                       Supplement dated February 16, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.

The third paragraph on page 51 is amended and restated as follows:

The Fund's portfolio generally will contain between 20 to 40 securities. The
Fund may trade actively in both U.S. and foreign securities and may invest up to
30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-30-1)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 16, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 16, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Turner Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER GLOBAL OPPORTUNITIES FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock

                              Institutional Class

                                 Investor Class

                       Supplement dated February 16, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.

The third paragraph on page 51 is amended and restated as follows:

The Fund's portfolio generally will contain between 20 to 40 securities. The
Fund may trade actively in both U.S. and foreign securities and may invest up to
30% of its assets in emerging markets securities. Turner will not adhere to strict sector or industry constraints in managing the Fund, which may have a significant exposure to one or more sectors or industries and may have little or no exposure to various other sectors or industries. The sector allocation of the portfolio will reflect what Turner's portfolio management team believes are its best global growth stock ideas, and by purchasing only those securities Turner believes are the best stocks within each sector, Turner seeks to minimize the impact of poorly performing sectors on the overall portfolio. Additionally, while Turner will remain "country aware" when selecting securities for the Fund, there are no specific limits on country or region weightings. Country and regional weightings are a residual of Turner's bottom-up stock selection process, which blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-30-1)